Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 90.2% of Net Assets

Non-Convertible Bonds — 86.2%
	ABS Home Equity — 0.1%
$102,858	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 6.101%, 9/19/2045(a)	$55,663
	Aerospace & Defense — 2.1%
100,000	Bombardier, Inc., 6.000%, 2/15/2028(b)	98,367
155,000	Bombardier, Inc., 7.125%, 6/15/2026(b)	157,231
105,000	Bombardier, Inc., 7.250%, 7/01/2031(b)	105,214
45,000	Bombardier, Inc., 8.750%, 11/15/2030(b)	48,050
25,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	23,436
40,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(b)	44,743
85,000	TransDigm, Inc., 6.375%, 3/01/2029(b)	85,265
145,000	TransDigm, Inc., 6.625%, 3/01/2032(b)	146,492
10,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	10,132
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	198,782
		917,712
	Airlines — 1.2%
70,000	Allegiant Travel Co., 7.250%, 8/15/2027(b)	69,627
415,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(b)	407,927
55,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(b)	51,615
		529,169
	Automotive — 0.7%
15,000	Allison Transmission, Inc., 4.750%, 10/01/2027(b)	14,435
85,000	Ford Motor Co., 3.250%, 2/12/2032	70,703
45,000	Tenneco, Inc., 8.000%, 11/17/2028(b)	41,060
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029(b)	25,925
150,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	155,651
		307,774
	Banking — 2.6%
365,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	388,993
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	220,474
200,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(b)	207,524
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	314,583
		1,131,574
	Brokerage — 0.6%
35,000	Coinbase Global, Inc., 3.375%, 10/01/2028(b)	29,989
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031(b)	48,453
30,000	NFP Corp., 4.875%, 8/15/2028(b)	30,068
80,000	NFP Corp., 6.875%, 8/15/2028(b)	81,021
65,000	NFP Corp., 8.500%, 10/01/2031(b)	71,536
		261,067
	Building Materials — 2.1%
115,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(b)	116,694
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(b)	80,718
40,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(b)	38,167
45,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(b)	46,227
60,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029(b)	53,481
120,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(b)	110,350
115,000	LBM Acquisition LLC, 6.250%, 1/15/2029(b)	107,820
Principal Amount	Description	Value (†)

	Building Materials — continued
$60,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030(b)	$55,218
25,000	Park River Holdings, Inc., 5.625%, 2/01/2029(b)	21,256
70,000	Patrick Industries, Inc., 4.750%, 5/01/2029(b)	65,389
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(b)	114,229
65,000	Standard Industries, Inc., 4.375%, 7/15/2030(b)	58,406
65,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(b)	67,560
		935,515
	Cable Satellite — 10.8%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	172,839
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	195,346
1,095,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	826,565
140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(b)	109,357
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(b)	150,262
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	135,939
2,155,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	1,094,340
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	214,396
390,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	368,954
210,000	DISH DBS Corp., 5.125%, 6/01/2029	87,589
130,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	102,363
150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	103,088
150,000	DISH DBS Corp., 7.375%, 7/01/2028	72,214
420,000	DISH DBS Corp., 7.750%, 7/01/2026	281,210
40,000	DISH Network Corp., 11.750%, 11/15/2027(b)	40,837
135,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028(b)	64,386
45,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031(b)	37,522
85,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026(b)	42,500
80,000	Viasat, Inc., 6.500%, 7/15/2028(b)	61,777
245,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029(b)	226,519
380,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(b)	374,517
		4,762,520
	Chemicals — 1.0%
60,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(b)	38,693
15,000	Chemours Co., 4.625%, 11/15/2029(b)	12,931
170,000	Hercules LLC, 6.500%, 6/30/2029	169,291
200,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(b)	213,043
		433,958
	Consumer Cyclical Services — 2.9%
195,000	ADT Security Corp., 4.125%, 8/01/2029(b)	178,653
60,000	ANGI Group LLC, 3.875%, 8/15/2028(b)	52,081
5,000	Arches Buyer, Inc., 4.250%, 6/01/2028(b)	4,400
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028(b)	29,319
125,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029(b)	88,518
90,000	Staples, Inc., 7.500%, 4/15/2026(b)	87,837
790,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	749,566
65,000	VT Topco, Inc., 8.500%, 8/15/2030(b)	68,613
		1,258,987
	Consumer Products — 1.0%
145,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(b)	137,215

Principal Amount	Description	Value (†)

	Consumer Products — continued
$100,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(b)	$101,549
205,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(b)	183,693
40,000	Prestige Brands, Inc., 3.750%, 4/01/2031(b)	34,826
		457,283
	Diversified Manufacturing — 0.5%
70,000	Esab Corp., 6.250%, 4/15/2029(b)	70,328
80,000	Madison IAQ LLC, 5.875%, 6/30/2029(b)	73,190
80,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	71,531
		215,049
	Electric — 0.5%
110,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	94,925
4,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	3,428
70,000	PG&E Corp., 5.000%, 7/01/2028	67,414
25,000	PG&E Corp., 5.250%, 7/01/2030	23,756
40,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(b)	42,774
		232,297
	Environmental — 0.6%
120,000	Covanta Holding Corp., 4.875%, 12/01/2029(b)	107,550
105,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	96,776
40,000	GFL Environmental, Inc., 6.750%, 1/15/2031(b)	40,993
		245,319
	Finance Companies — 5.4%
25,000	Blackstone Secured Lending Fund, 2.750%, 9/16/2026	23,044
110,000	Blackstone Secured Lending Fund, 3.625%, 1/15/2026	105,204
125,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	117,764
40,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(b)	40,938
75,000	GGAM Finance Ltd., 6.875%, 4/15/2029(b)	75,281
2,915	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024(b)(c)	2,773
15,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	15,237
30,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	30,535
80,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(b)	78,288
100,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(b)	90,728
130,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(b)	119,906
250,000	Navient Corp., 4.875%, 3/15/2028	233,014
30,000	Navient Corp., 6.750%, 6/25/2025	30,228
210,000	OneMain Finance Corp., 3.500%, 1/15/2027	194,943
10,000	OneMain Finance Corp., 3.875%, 9/15/2028	8,921
75,000	OneMain Finance Corp., 4.000%, 9/15/2030	64,188
30,000	OneMain Finance Corp., 5.375%, 11/15/2029	28,206
145,000	OneMain Finance Corp., 7.125%, 3/15/2026	147,631
90,000	PennyMac Financial Services, Inc., 7.875%, 12/15/2029(b)	92,479
115,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025(b)	110,295
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	36,957
15,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	13,859
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	67,466
20,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	17,991
Principal Amount	Description	Value (†)

	Finance Companies — continued
$230,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	$200,376
490,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	415,075
		2,361,327
	Financial Other — 1.4%
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	29,196
175,600	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(d)	6,571
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(d)	5,085
21,792	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–27.988%, 1/31/2031(b)(e)	223
200,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(f)	3,000
200,000	China Evergrande Group, 8.750%, 6/28/2025(f)	1,800
230,109	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(c)	6,972
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(f)	4,950
5,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	4,977
495,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	447,352
5,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	4,959
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	6,156
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	4,000
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	8,492
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	6,994
35,100	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(b)(g)	4,101
35,100	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(b)(g)	3,549
70,201	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(b)(g)	6,376
105,302	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(b)(g)	8,499
105,302	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(b)(g)	7,506
49,473	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(b)(g)	3,057
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	5,250
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	20,300
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	4,104
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	2,006
		605,475
	Food & Beverage — 0.9%
90,000	Fiesta Purchaser, Inc., 7.875%, 3/01/2031(b)	92,943
65,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	45,175
100,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	89,672
105,000	Post Holdings, Inc., 6.250%, 2/15/2032(b)	105,732
65,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029(b)	57,441
		390,963
	Gaming — 1.5%
65,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	65,479
40,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	41,596
200,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029(b)	182,430

Principal Amount	Description	Value (†)

	Gaming — continued
$40,000	Mohegan Tribal Gaming Authority, 8.000%, 2/01/2026(b)	$39,140
55,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.625%, 9/01/2029(b)	41,989
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029(b)	228,300
90,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029(b)	85,262
		684,196
	Government Owned - No Guarantee — 0.4%
55,000	Ecopetrol SA, 8.375%, 1/19/2036	55,518
125,000	Petroleos Mexicanos, 5.950%, 1/28/2031	100,251
		155,769
	Health Care REITs — 0.2%
115,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	78,961
	Health Insurance — 0.1%
15,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	13,336
60,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	52,244
		65,580
	Healthcare — 3.0%
25,000	AdaptHealth LLC, 4.625%, 8/01/2029(b)	21,513
125,000	AdaptHealth LLC, 5.125%, 3/01/2030(b)	109,017
225,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(b)	183,468
205,000	DaVita, Inc., 3.750%, 2/15/2031(b)	171,639
100,000	Encompass Health Corp., 4.750%, 2/01/2030	93,696
20,000	Fortrea Holdings, Inc., 7.500%, 7/01/2030(b)	20,646
35,000	Hologic, Inc., 3.250%, 2/15/2029(b)	31,367
180,000	LifePoint Health, Inc., 5.375%, 1/15/2029(b)	148,311
105,000	Medline Borrower LP, 3.875%, 4/01/2029(b)	95,572
120,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	120,537
75,000	MPH Acquisition Holdings LLC, 5.500%, 9/01/2028(b)	63,779
80,000	Neogen Food Safety Corp., 8.625%, 7/20/2030(b)	86,180
53,784	Radiology Partners, Inc., 3.500% PIK or 5.000% Cash, 1/31/2029(b)(g)	49,901
80,000	Star Parent, Inc., 9.000%, 10/01/2030(b)	84,664
50,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026(b)	48,139
		1,328,429
	Home Construction — 0.2%
60,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030(b)	53,828
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(f)(h)	—
50,000	Empire Communities Corp., 7.000%, 12/15/2025(b)	50,202
		104,030
	Independent Energy — 5.6%
45,000	Antero Resources Corp., 5.375%, 3/01/2030(b)	43,217
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026(b)	120,300
80,000	Baytex Energy Corp., 8.500%, 4/30/2030(b)	83,535
135,000	Baytex Energy Corp., 8.750%, 4/01/2027(b)	140,906
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(b)	121,286
155,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	163,170
50,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	53,689
75,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026(b)	76,443
105,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(b)	110,868
45,000	Gulfport Energy Corp., 8.000%, 5/17/2026(b)	45,670
170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	157,296
150,000	Matador Resources Co., 5.875%, 9/15/2026	150,016
150,000	Matador Resources Co., 6.500%, 4/15/2032(b)	150,182
40,000	MEG Energy Corp., 5.875%, 2/01/2029(b)	39,305
Principal Amount	Description	Value (†)

	Independent Energy — continued
$60,000	Murphy Oil Corp., 5.875%, 12/01/2042	$53,836
170,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	172,548
60,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	63,358
40,000	Permian Resources Operating LLC, 5.375%, 1/15/2026(b)	39,545
60,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(b)	59,001
50,000	Permian Resources Operating LLC, 6.875%, 4/01/2027(b)	50,019
45,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(b)	46,684
45,000	Range Resources Corp., 8.250%, 1/15/2029	46,809
230,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(b)	237,889
15,000	SM Energy Co., 5.625%, 6/01/2025	14,929
75,000	SM Energy Co., 6.750%, 9/15/2026	75,075
45,000	Southwestern Energy Co., 5.375%, 2/01/2029	43,706
50,000	Strathcona Resources Ltd., 6.875%, 8/01/2026(b)	50,087
70,000	Vital Energy, Inc., 7.875%, 4/15/2032(b)	71,111
		2,480,480
	Industrial Other — 0.2%
60,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026(b)	59,257
50,000	Installed Building Products, Inc., 5.750%, 2/01/2028(b)	48,664
		107,921
	Leisure — 4.7%
295,000	Carnival Corp., 5.750%, 3/01/2027(b)	291,972
185,000	Carnival Corp., 6.000%, 5/01/2029(b)	182,541
15,000	Carnival Corp., 7.000%, 8/15/2029(b)	15,645
410,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	404,732
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	9,872
90,000	NCL Corp. Ltd., 8.125%, 1/15/2029(b)	95,237
70,000	NCL Finance Ltd., 6.125%, 3/15/2028(b)	69,126
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	116,341
170,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	164,057
320,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	316,289
50,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(b)	47,092
85,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(b)	80,919
75,000	Viking Cruises Ltd., 5.875%, 9/15/2027(b)	73,584
35,000	Viking Cruises Ltd., 7.000%, 2/15/2029(b)	35,151
165,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(b)	160,575
		2,063,133
	Lodging — 2.1%
295,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	264,124
110,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(b)	102,586
95,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(b)	95,384
245,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	224,114
70,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	65,606
185,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	170,114
15,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	13,696
		935,624

Principal Amount	Description	Value (†)

	Media Entertainment — 1.0%
$120,000	Advantage Sales & Marketing, Inc., 6.500%, 11/15/2028(b)	$113,064
35,000	AMC Networks, Inc., 10.250%, 1/15/2029(b)	35,254
210,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(b)	147,505
80,000	iHeartCommunications, Inc., 4.750%, 1/15/2028	56,192
95,000	Stagwell Global LLC, 5.625%, 8/15/2029(b)	86,355
		438,370
	Metals & Mining — 2.5%
120,000	ATI, Inc., 4.875%, 10/01/2029	112,920
130,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(b)	131,716
80,000	Commercial Metals Co., 4.125%, 1/15/2030	73,659
225,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(b)	233,081
65,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(b)	41,800
100,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(b)	74,422
50,000	Mineral Resources Ltd., 8.000%, 11/01/2027(b)	50,965
110,000	Mineral Resources Ltd., 8.125%, 5/01/2027(b)	111,278
95,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	100,054
190,000	Novelis Corp., 4.750%, 1/30/2030(b)	175,298
		1,105,193
	Midstream — 5.5%
45,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/01/2028(b)	46,598
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(b)	81,741
110,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(b)	110,480
25,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026(b)	25,523
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	63,938
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	46,859
90,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(b)	91,905
210,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	220,263
125,000	Energy Transfer LP, Series A, 3 mo. USD SOFR + 4.290%, 9.597%(a)(i)	124,468
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030(b)	82,279
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	12,387
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	26,108
125,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	111,294
45,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(b)	41,848
65,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	64,108
105,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(b)	105,929
50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	50,150
20,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(b)	20,508
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(b)	85,516
80,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(b)	78,267
45,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(b)	46,667
50,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	45,945
5,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(b)	4,838
30,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(b)	29,760
20,000	ITT Holdings LLC, 6.500%, 8/01/2029(b)	18,252
105,000	Kinetik Holdings LP, 5.875%, 6/15/2030(b)	102,703
130,000	Kinetik Holdings LP, 6.625%, 12/15/2028(b)	132,308
90,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(b)	86,656
50,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	46,476
225,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	191,161
Principal Amount	Description	Value (†)

	Midstream — continued
$130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	$115,596
110,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(b)	113,440
		2,423,971
	Non-Agency Commercial Mortgage-Backed Securities — 1.9%
93,545	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.940%, 11/15/2031(a)(b)	45,911
210,476	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.940%, 11/15/2031(a)(b)	88,469
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	521,587
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(d)(h)	30,552
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(d)(h)	21,000
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.115%, 11/15/2059(a)	47,789
32,729	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.855%, 3/15/2044(a)(b)	9,727
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.331%, 12/15/2045(a)	61,911
		826,946
	Office REITs — 0.1%
50,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	44,297
	Oil Field Services — 1.6%
60,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(b)	63,324
25,000	Oceaneering International, Inc., 6.000%, 2/01/2028	24,631
60,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026(b)	60,652
60,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	61,584
155,250	Transocean Poseidon Ltd., 6.875%, 2/01/2027(b)	155,428
90,000	Transocean, Inc., 7.500%, 1/15/2026(b)	89,378
115,000	Transocean, Inc., 8.000%, 2/01/2027(b)	114,146
65,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/2029(b)	65,810
70,000	Weatherford International Ltd., 8.625%, 4/30/2030(b)	73,078
		708,031
	Other REITs — 0.8%
145,000	Service Properties Trust, 4.750%, 10/01/2026	135,151
40,000	Service Properties Trust, 7.500%, 9/15/2025	40,539
120,000	Service Properties Trust, 8.625%, 11/15/2031(b)	127,972
60,000	Starwood Property Trust, Inc., 7.250%, 4/01/2029(b)	60,478
		364,140
	Packaging — 0.4%
40,000	Clydesdale Acquisition Holdings, Inc., 8.750%, 4/15/2030(b)	39,301
45,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028(b)	40,801
35,000	LABL, Inc., 10.500%, 7/15/2027(b)	34,705
45,000	Mauser Packaging Solutions Holding Co., 9.250%, 4/15/2027(b)	44,642
		159,449
	Pharmaceuticals — 3.6%
275,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	150,069
565,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030(b)	233,089
55,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(b)	34,270

Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(b)	$191,746
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	316,238
75,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	70,117
565,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	389,512
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	214,682
		1,599,723
	Property & Casualty Insurance — 3.7%
40,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(b)	36,112
110,000	Acrisure LLC/Acrisure Finance, Inc., 8.250%, 2/01/2029(b)	110,494
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(b)	68,966
110,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(b)	111,102
100,000	AmWINS Group, Inc., 4.875%, 6/30/2029(b)	93,338
100,000	AmWINS Group, Inc., 6.375%, 2/15/2029(b)	100,540
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(b)	199,097
200,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(b)	197,464
55,000	AssuredPartners, Inc., 5.625%, 1/15/2029(b)	50,670
65,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029(b)	60,162
360,000	HUB International Ltd., 7.250%, 6/15/2030(b)	369,971
125,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	79,968
145,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(b)	147,423
		1,625,307
	Refining — 0.4%
120,000	CVR Energy, Inc., 8.500%, 1/15/2029(b)	121,503
45,000	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/2030(b)	46,631
		168,134
	Restaurants — 0.9%
330,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	310,139
65,000	Papa John's International, Inc., 3.875%, 9/15/2029(b)	57,643
15,000	Yum! Brands, Inc., 3.625%, 3/15/2031	13,274
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	32,299
		413,355
	Retailers — 1.2%
15,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	14,281
70,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(b)	64,598
58,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	53,416
25,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	24,484
40,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	40,400
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	56,241
20,000	Hanesbrands, Inc., 9.000%, 2/15/2031(b)	20,549
40,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028(b)	36,996
35,000	Lithia Motors, Inc., 4.375%, 1/15/2031(b)	31,350
65,000	Michaels Cos., Inc., 7.875%, 5/01/2029(b)	48,765
60,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026(b)	58,756
5,000	Parkland Corp., 4.500%, 10/01/2029(b)	4,625
85,000	Sonic Automotive, Inc., 4.625%, 11/15/2029(b)	76,228
15,000	Sonic Automotive, Inc., 4.875%, 11/15/2031(b)	13,131
		543,820
	Technology — 5.7%
80,000	AthenaHealth Group, Inc., 6.500%, 2/15/2030(b)	73,170
Principal Amount	Description	Value (†)

	Technology — continued
$213,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(b)	$222,971
70,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(b)	66,427
445,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	171,877
70,000	CommScope, Inc., 4.750%, 9/01/2029(b)	50,567
50,000	CommScope, Inc., 6.000%, 3/01/2026(b)	45,750
80,000	Elastic NV, 4.125%, 7/15/2029(b)	71,992
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029(b)	59,442
71,456	GoTo Group, Inc., 5.500%, 5/01/2028(b)	47,966
51,744	GoTo Group, Inc., 5.500%, 5/01/2028(b)	44,823
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	166,914
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	103,201
5,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	4,730
70,000	McAfee Corp., 7.375%, 2/15/2030(b)	64,193
140,000	NCR Atleos Corp., 9.500%, 4/01/2029(b)	149,745
160,000	NCR Voyix Corp., 5.000%, 10/01/2028(b)	149,148
35,000	NCR Voyix Corp., 5.125%, 4/15/2029(b)	32,461
95,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	89,830
105,000	Newfold Digital Holdings Group, Inc., 11.750%, 10/15/2028(b)	113,654
5,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029(b)	4,455
25,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(b)	22,828
70,000	Presidio Holdings, Inc., 8.250%, 2/01/2028(b)	69,811
70,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028(b)	18,289
20,000	Sabre Global, Inc., 8.625%, 6/01/2027(b)	17,550
95,000	Sabre Global, Inc., 11.250%, 12/15/2027(b)	89,158
5,000	Seagate HDD Cayman, 4.091%, 6/01/2029	4,619
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	38,931
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029(b)	96,702
120,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	103,800
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	45,507
150,000	UKG, Inc., 6.875%, 2/01/2031(b)	152,809
45,000	Western Digital Corp., 2.850%, 2/01/2029	39,152
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	63,105
		2,495,577
	Transportation Services — 0.5%
225,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	222,617
	Treasuries — 0.7%
310,000	U.S. Treasury Notes, 4.500%, 3/31/2026	309,225
	Wireless — 1.4%
230,000	Altice France SA, 5.125%, 1/15/2029(b)	157,505
200,000	Altice France SA, 8.125%, 2/01/2027(b)	156,332
330,000	SoftBank Group Corp., 4.625%, 7/06/2028	306,788
		620,625
	Wirelines — 1.9%
55,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	50,311
165,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(b)	153,155
215,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(b)	208,149
65,000	Level 3 Financing, Inc., 3.625%, 1/15/2029(b)	29,079
95,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(b)	44,650
65,000	Lumen Technologies, Inc., 4.000%, 2/15/2027(b)	40,135
225,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	212,865
120,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(b)	104,775
		843,119
	Total Non-Convertible Bonds (Identified Cost $46,249,402)	38,017,674

Principal Amount	Description	Value (†)

Convertible Bonds — 4.0%
	Cable Satellite — 2.0%
$1,265,000	DISH Network Corp., 3.375%, 8/15/2026	$787,462
120,000	DISH Network Corp., Zero Coupon, 6.944%–33.530%, 12/15/2025(e)	87,600
		875,062
	Consumer Cyclical Services — 0.1%
10,000	Booking Holdings, Inc., 0.750%, 5/01/2025	19,300
15,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(b)	18,555
20,000	Zillow Group, Inc., 1.375%, 9/01/2026	24,638
		62,493
	Electric — 0.1%
20,000	Evergy, Inc., 4.500%, 12/15/2027(b)	20,330
15,000	NRG Energy, Inc., 2.750%, 6/01/2048	24,818
		45,148
	Financial Other — 0.0%
43,605	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(b)(c)	2,616
	Healthcare — 0.1%
40,000	Envista Holdings Corp., 1.750%, 8/15/2028(b)	35,175
	Independent Energy — 0.2%
90,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	109,575
	Leisure — 0.3%
55,000	Carnival Corp., 5.750%, 12/01/2027	82,775
15,000	NCL Corp. Ltd., 1.125%, 2/15/2027	14,177
10,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	28,420
		125,372
	Pharmaceuticals — 0.7%
290,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	286,027
	Technology — 0.5%
15,000	Datadog, Inc., 0.125%, 6/15/2025	21,135
15,000	Nutanix, Inc., 0.250%, 10/01/2027	18,375
20,000	ON Semiconductor Corp., 0.500%, 3/01/2029	19,680
5,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	14,270
10,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	9,275
15,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025(j)	16,050
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	11,670
175,000	Wolfspeed, Inc., 1.875%, 12/01/2029	97,667
15,000	Zscaler, Inc., 0.125%, 7/01/2025	20,437
		228,559
	Total Convertible Bonds (Identified Cost $2,357,933)	1,770,027
	Total Bonds and Notes (Identified Cost $48,607,335)	39,787,701

Senior Loans — 5.2%
	Aerospace & Defense — 0.4%
154,612	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(a)(k)	155,330
19,528	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(l)	19,589
		174,919
	Brokerage — 0.5%
39,834	Edelman Financial Center LLC, 2021 Term Loan B, 4/07/2028(l)	39,824
24,872	Edelman Financial Center LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.945%, 4/07/2028(a)(k)	24,866
Principal Amount	Description	Value (†)

	Brokerage — continued
$67,000	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 2/28/2031(l)	$67,167
66,829	HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.586%, 4/21/2028(l)	66,829
		198,686
	Building Materials — 0.1%
56,451	MI Windows & Doors LLC, 2024 Term Loan B2, 3/21/2031(l)	56,663
	Chemicals — 0.2%
78,605	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.830%, 8/18/2028(a)(k)	78,212
	Consumer Cyclical Services — 0.1%
58,197	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 10.075%, 3/15/2030(a)(k)	58,173
	Electric — 0.1%
28,783	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.826%, 5/17/2030(a)(k)	28,870
	Food & Beverage — 0.2%
94,762	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.075%, 10/25/2027(a)(k)	95,236
	Healthcare — 0.8%
111,669	Bausch & Lomb Corp., Term Loan, 5/10/2027(l)	110,217
111,834	Inception Holdco SARL, 2024 USD Term Loan B, 3/14/2031(l)	111,694
16,958	IVC Acquisition Ltd., 2023 USD Term Loan B, 3 mo. USD SOFR + 5.500%, 10.809%, 12/12/2028(a)(k)	16,963
126,820	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(a)(k)	125,964
		364,838
	Leisure — 0.6%
179,963	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(a)(k)	180,001
72,568	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(a)(k)	72,614
		252,615
	Media Entertainment — 0.3%
47,322	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.580%, 5/03/2028(a)(k)	46,989
88,000	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.814%, 1/31/2031(a)(k)	88,264
		135,253
	Property & Casualty Insurance — 0.8%
124,235	Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%, 8.945%, 2/15/2027(a)(k)	123,969
15,914	AssuredPartners, Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.077%, 2/12/2027(a)(k)	15,921
112,000	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8/19/2028(l)	107,912
55,821	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3/08/2032(l)	56,100
13,512	USI, Inc., 2023 Acquisition Term Loan, 3 mo. USD SOFR + 3.250%, 8.552%, 9/27/2030(a)(k)	13,516
55,440	USI, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.302%, 11/22/2029(a)(k)	55,432
		372,850
	Technology — 0.9%
113,000	Cotiviti Corp., 2024 Term Loan, 2/21/2031(l)	112,718
119,096	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 12/16/2025(l)	118,649

Principal Amount	Description	Value (†)

	Technology — continued
$54,862	Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.580%, 1/31/2031(a)(k)	$54,359
103,598	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 10.423%, 4/11/2029(a)(k)	95,381
		381,107
	Transportation Services — 0.2%
79,042	PODS LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.329%, 3/31/2028(a)(k)	77,667
	Total Senior Loans (Identified Cost $2,266,963)	2,275,089

Collateralized Loan Obligations — 1.1%
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD SOFR + 6.862%, 12.179%, 12/19/2032(a)(b)	242,086
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.679%, 10/20/2034(a)(b)	248,479
	Total Collateralized Loan Obligations (Identified Cost $500,000)	490,565

Shares
Preferred Stocks — 0.1%

Convertible Preferred Stock — 0.1%
	Technology — 0.1%
1,987	Clarivate PLC, Series A, 5.250% (Identified Cost $88,826)	59,054

Common Stocks— 0.1%
	Energy Equipment & Services — 0.0%
10,149	McDermott International Ltd.(d)	2,030
	Media — 0.0%
9,786	iHeartMedia, Inc., Class A(d)	20,452
	Oil, Gas & Consumable Fuels — 0.1%
3,650	Battalion Oil Corp.(d)	20,659
	Total Common Stocks (Identified Cost $841,517)	43,141

Shares	Description	Value (†)

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024, (d)(h)	$—
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024, (d)(h)	—
	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(h)(m) (Identified Cost $1,000,000)	—

Principal Amount
Short-Term Investments — 5.9%
$2,152,342	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $2,153,179 on 4/01/2024 collateralized by $2,272,000 U.S. Treasury Note, 2.375% due 4/30/2026 valued at $2,195,398 including accrued interest(n)	2,152,342
440,000	U.S. Treasury Bills, 5.170%–5.238%, 4/09/2024(o)(p)	439,488
	Total Short-Term Investments (Identified Cost $2,591,833)	2,591,830
	Total Investments — 102.6% (Identified Cost $55,927,991)	45,247,380
	Other assets less liabilities — (2.6)%	(1,161,359)
	Net Assets — 100.0%	$44,086,021

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Variable rate security. Rate as of March 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to
$30,917,309 or 70.1% of net assets.

(c)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2024, interest payments were made in principal.

(d)	Non-income producing security.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Perpetual bond with no specified maturity date.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Securities subject to restriction on resale. At March 31, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$104,030	$ —	$104,030
Non-Agency Commercial Mortgage-Backed Securities	—	775,394	51,552	826,946
All Other Non-Convertible Bonds(a)	—	37,086,698	—	37,086,698
Total Non-Convertible Bonds	—	37,966,122	51,552	38,017,674
Convertible Bonds(a)	—	1,770,027	—	1,770,027
Total Bonds and Notes	—	39,736,149	51,552	39,787,701
Senior Loans(a)	—	2,275,089	—	2,275,089
Collateralized Loan Obligations	—	490,565	—	490,565
Preferred Stocks	59,054	—	—	59,054
Common Stocks	43,141	—	—	43,141
Warrants	—	—	—	—
Other Investments(a)	—	—	—	—
Short-Term Investments	—	2,591,830	—	2,591,830
Total Investments	$102,195	$45,093,633	$51,552	$45,247,380

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or March 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	107,108	—	—	(55,556)	—	—	—	—	51,552	(55,556)
Total	$107,108	$ —	$ —	$(55,556)	$ —	$ —	$ —	$ —	$51,552	$(55,556)

Industry Summary at March 31, 2024 (Unaudited)
Cable Satellite	12.8%
Technology	7.2
Independent Energy	5.8
Leisure	5.6
Midstream	5.5
Finance Companies	5.4
Property & Casualty Insurance	4.5
Pharmaceuticals	4.3
Healthcare	3.9
Consumer Cyclical Services	3.1
Banking	2.6
Metals & Mining	2.5
Aerospace & Defense	2.5
Building Materials	2.2
Lodging	2.1
Other Investments, less than 2% each	25.6
Collateralized Loan Obligations	1.1
Short-Term Investments	5.9
Total Investments	102.6
Other assets less liabilities	(2.6)
Net Assets	100.0%